Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $6.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.60%
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $607.29 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $516.20 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $703.73 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.20%)